Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flow provided by (used in) Operating activities
Net loss for the year	$ (64,120)	$ (70,792)
Adjustments for
Amortization of deferred revenue	(118)	(118)
Amortization of property and equipment	20	22
Amortization of acquired intellectual property and other intangible assets	1,545	1,434
Change in value and amortization of short term investments discount (premium) (note 18)	13	67
Revaluation of contingent consideration	236	502
Loss on disposal of equipment	0	1
Change in estimated fair value of derivative warrant liabilities	9,954	23,924
Stock-based compensation	6,860	4,242
Adjustments to reconcile profit (loss)	(45,610)	(40,718)
Contingent consideration milestones paid	0	(2,150)
Net change in other operating assets and liabilities (note 18)	(6,000)	1,699
Net cash used in operating activities	(51,610)	(41,169)
Investing activities (note 18)
Purchase of short term investments	(36,084)	(97,996)
Proceeds on disposal/maturity of short term investments	36,093	90,018
Purchase of equipment	(30)	(25)
Capitalized patent costs	(45)	0
Net cash used in investing activities	(66)	(8,003)
Proceeds from exercise of warrants
Net proceeds from issuance of common shares	0	162,324
Proceeds from exercise of derivative warrants	0	8,684
Proceeds from exercise of warrants	3,071	232
Proceeds from exercise of stock options	943	3,912
Net cash generated from financing activities	4,014	175,152
(Decrease) Increase in cash and cash equivalents during the year	(47,662)	125,980
Cash and cash equivalents – Beginning of year	165,629	39,649
Cash and cash equivalents – End of year	$ 117,967	$ 165,629